Securities - Projected Weighted-Average Default Rates and Loss Severities (Detail) - Recent Vintage	Dec. 31, 2015	Dec. 31, 2014
Alt-A
Gain (Loss) on Investments [Line Items]
Default rate (percent)	33.00%	38.00%
Severity (percent)	57.00%	58.00%
Subprime
Gain (Loss) on Investments [Line Items]
Default rate (percent)	52.00%	55.00%
Severity (percent)	72.00%	74.00%
Prime
Gain (Loss) on Investments [Line Items]
Default rate (percent)	18.00%	23.00%
Severity (percent)	40.00%	42.00%